FINANCIAL RISK MANAGEMENT - Currency Risk Positions (Details) - Currency risk $ in Thousands	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount | $	$ 8,000	$ 23,000
Estimated usage	11.30%	31.00%
Hedging price (in CAD per USD)			0.80
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price (in CAD per USD)	0.80	0.78
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price (in CAD per USD)	0.76	0.74